SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS
On March 14, 2022 the Company's common shares began trading on the NASDAQ under the trading symbol “POET”.